OPERATING SEGMENTS - Distribution of the total revenue, operating revenue and non-current assets of the Group; all assigned based on the location (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Total income	[1]	S/ 19,699,000	S/ 18,025,000	S/ 17,599,000
Operating income	[2]	9,590,000	8,960,000	8,560,000
Total non-current assets		4,820,000	3,536,000	3,488,000
Total liabilities		161,130,381	152,997,125	148,219,000
Peru [Member]
Disclosure of major customers [line items]
Total income	[1]	18,015,000	16,502,000	13,105,000
Operating income	[2]	9,106,000	8,476,000	7,997,000
Total non-current assets		3,943,000	3,145,000	2,976,000
Total liabilities		142,178,000	135,422,000	130,953,000
Bermuda Country [Member]
Disclosure of major customers [line items]
Total income	[1]	13,000	13,000	2,708,000
Operating income	[2]	10,000	14,000	37,000
Total non-current assets		117,000	88,000	121,000
Total liabilities		266,000	169,000	933,000
Panama [Member]
Disclosure of major customers [line items]
Total income	[1]	0	2,000	0
Operating income	[2]	0	0	0
Total non-current assets		0	0	0
Total liabilities		0	0	0
Cayman Islands [Member]
Disclosure of major customers [line items]
Total income	[1]	354,000	285,000	512,000
Operating income	[2]	88,000	134,000	183,000
Total non-current assets		20,000	3,000	5,000
Total liabilities		5,008,000	5,465,000	5,250,000
Bolivia [Member]
Disclosure of major customers [line items]
Total income	[1]	809,000	750,000	813,000
Operating income	[2]	368,000	344,000	338,000
Total non-current assets		93,000	78,000	102,000
Total liabilities		9,815,000	9,317,000	8,490,000
Colombia [Member]
Disclosure of major customers [line items]
Total income	[1]	356,000	314,000	286,000
Operating income	[2]	21,000	(2,000)	10,000
Total non-current assets		435,000	138,000	145,000
Total liabilities		2,769,000	1,823,000	1,573,000
United States of America [Member]
Disclosure of major customers [line items]
Total income	[1]	10,000	6,000	8,000
Operating income	[2]	(1,000)	0	0
Total non-current assets		3,000	0	0
Total liabilities		6,000	2,000	2,000
Chile [Member]
Disclosure of major customers [line items]
Total income	[1]	142,000	153,000	167,000
Operating income	[2]	(2,000)	(6,000)	(5,000)
Total non-current assets		209,000	84,000	139,000
Total liabilities		S/ 1,088,000	S/ 799,000	S/ 1,018,000

[1]	Including total interest and similar income, other income and net premiums earned from insurance activities.
[2]	Operating income includes the income from interest and similar expenses from banking activities and insurance underwriting result.